Cash and Cash Equivalents - Summary of detailed about cash and cash equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Escrow account	S/ 552,439	S/ 334,579
Reserve funds issued bonds [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	199,192	146,590
Real estate projects [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	31,794	38,961
Engineering and construction projects Colombia [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	44,457	39,084
Engineering and construction projects Peru [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	192,069	47,538
Infrastructure projects [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	S/ 84,927	S/ 62,406